Arrow QVM Equity Factor ETF

Ticker: QVM

Arrow DWA Tactical ETF

Ticker: DWAT

(each a series of Arrow Investments Trust)

Supplement dated July 1, 2016
to the Statement of Additional Information dated June 1, 2016 for Arrow QVM Equity Factor ETF and December 1, 2015 for the Arrow DWA Tactical ETF

______________________________________________________________________

Effective as of July 1, 2016, Charles A. Barragato has resigned as a trustee of Arrow Investments Trust. All references to Mr. Barragato in the Statement of Additional Information are hereby deleted.

* * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated June 1, 2016 for the Arrow QVM Equity Factor ETF and the Prospectus and Statement of Additional Information dated December 1, 2015 for the Arrow DWA Tactical ETF. These documents provide information that you should know about each Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.